Summary of Significant Accounting Policies - Schedule of Impact of Adoption Previously Reported Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued other liabilities	$ 66,038	$ 31,504
Deferred income taxes	162,967	89,011
Total liabilities	2,604,875	998,075
Retained earnings	194,971	122,078
Total stockholders' equity	941,597	295,969	$ 268,460	$ 151,622
Total liabilities and stockholders' equity	3,546,472	1,294,044
Adoption of ASC Topic 606 | As Reported
Accrued other liabilities	61,346	27,648
Deferred income taxes	164,130	90,385
Total liabilities	2,601,346	995,593
Retained earnings	198,500	124,560
Total stockholders' equity	945,126	298,451
Total liabilities and stockholders' equity	3,546,472	1,294,044
Adoption of ASC Topic 606 | ASC 606 Adjustments
Accrued other liabilities	4,692	3,856
Deferred income taxes	(1,163)	(1,374)
Total liabilities	3,529	2,482
Retained earnings	(3,529)	(2,482)
Total stockholders' equity	$ (3,529)	$ (2,482)